EQUITY - Share Details and Reconciliation (Details) - USD ($) $ in Millions							12 Months Ended
		Dec. 31, 2023	Apr. 28, 2023	Jul. 29, 2022	Jun. 08, 2022	Apr. 25, 2022	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of reserves within equity [line items]
Number of treasury shares cancelled (in shares)			25,000,000
Share buyback (note 11.1) (in shares)		78,200,000		60,400,000	33,300,000	31,800,000
Shares issued (in shares)		852,809,772					852,809,772		852,809,772		877,809,772
Equity		$ 56,068					$ 51,286		$ 56,068		$ 55,590		$ 51,344
Reconciliation of number of shares outstanding [abstract]
Issued shares, beginning of period (in shares)							852,809,772		877,809,772
Shares issued out of treasury shares (in shares)							0		(25,000,000)
Issued shares, end of period (in shares)		852,809,772					852,809,772		852,809,772		877,809,772
Treasury shares, beginning of period (in shares)							(33,538,016)		(72,471,843)
Movement in year (in shares)							(50,725,134)		38,933,827
Treasury shares, end of period (in shares)		(33,538,016)					(84,263,150)		(33,538,016)		(72,471,843)
Beginning balance (in shares)							819,271,756		805,337,929
Movement in year (in shares)							(50,725,134)		13,933,827
Ending balance (in shares)		819,271,756					768,546,622		819,271,756		805,337,929
Issued capital
Disclosure of reserves within equity [line items]
Share buyback (note 11.1) (in shares)			60,431,380				52,000,000	[1]	45,000,000	[1]	107,000,000	[1]
Equity		$ 303					$ 303		$ 303		$ 312		$ 350
Reconciliation of number of shares outstanding [abstract]
Beginning balance (in shares)	[1]						819,000,000		805,000,000		911,000,000
Ending balance (in shares)	[1]	819,000,000					769,000,000		819,000,000		805,000,000

[1]	Amounts are in millions of shares (treasury shares are excluded).